Subsequent event (Details Narrative)	1 Months Ended	12 Months Ended
	Feb. 13, 2023 shares $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price		$ 0.34	$ 0.67	$ 0.74
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of share options granted | shares	600,000
Exercise Price	$ 0.30